Document And Entity Information	May 28, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 28, 2025
Entity Registrant Name	Tenaya Therapeutics, Inc.
Entity Central Index Key	0001858848
Entity Emerging Growth Company	true
Entity File Number	001-40656
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3789973
Entity Address, Address Line One	171 Oyster Point Boulevard
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	825-6990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TNYA
Security Exchange Name	NASDAQ